Other Assets	12 Months Ended
Dec. 31, 2018
Other Assets
Other Assets

5. Other assets

Other assets mainly comprise of prepaid expenses (EUR 664 thousand; previous year: EUR 1,393 thousand). In the previous year, this item also included the deferred costs for equity procurement measures offset against capital reserves in connection with the IPO on The NASDAQ Capital Market on 14 February 2018.

As in the previous year, no individual value adjustments were applied during the reporting year.